PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Statements of Operations
Net revenue	¥ 11,432,274	¥ 10,322,068	¥ 9,782,448
Cost of revenue	(8,846,859)	(8,099,439)	(7,831,222)
Gross loss	2,585,415	2,222,629	1,951,226
Operating expenses
Selling and marketing expenses	(149,363)	(116,440)	(140,890)
General and administrative expenses	(897,867)	(917,877)	(965,982)
Research and development expenses	(32,700)	(36,319)	(38,159)
(Loss) income from continuing operations	(55,750)	1,151,993	(2,207,221)
Other income (expenses):
Interest income	154,041	89,780	94,008
Interest expenses	(1,788,898)	(1,924,631)	(1,936,537)
Others, net	7,221	21,804	25,319
Income tax expenses	(469,717)	(156,053)	15,577
Share of results of equity method investees	(715,928)
Net (loss) income	959,362	3,303,831	(4,285,393)
Parent Company | Reportable Legal Entities
Condensed Statements of Operations
Net revenue	2,542	6,952	6,776
Cost of revenue	(69,586)	(97,174)	(121,592)
Gross loss	(67,044)	(90,222)	(114,816)
Operating expenses
Selling and marketing expenses	(33,936)	(25,444)	(45,242)
General and administrative expenses	(232,804)	(238,611)	(230,744)
Research and development expenses	(7,277)	(9,207)	(9,546)
(Loss) income from continuing operations	(341,061)	(363,484)	(400,348)
Other income (expenses):
Interest income	111,943	63,429	62,606
Interest expenses	(347,796)	(321,923)	(261,152)
Equity in (loss) income of subsidiaries and consolidated VIEs	812,803	(441,777)	(3,700,241)
Gain on disposal of subsidiaries		4,475,539
Others, net	10,765	15,046	9,933
(Loss) income before income taxes	246,654	3,426,830	(4,289,202)
Income tax expenses	(14,221)	(1,444)	(851)
Share of results of equity method investees	717,210
Net (loss) income	¥ 949,643	¥ 3,425,386	¥ (4,290,053)